Transactions with Related Parties	6 Months Ended
Jun. 30, 2015
Transactions With Related Parties [Abstract]
Transactions with Related Parties

2. Transactions with Related Parties

  Altair Travel Agency S.A (“Altair”): Effective March 1, 2013 the Company uses the services of an affiliated travel agent, Altair, which is controlled by the Company's CEO and Chairman. Travel expenses payable to Altair for the six months ended June 30, 2015 and 2014, were $579 and $487 respectively, and are included in Vessels and other vessels' costs, in Prepaid expenses and other assets, in Operating expenses, in General and administrative expenses and in Loss on vessel's sale in the accompanying unaudited interim consolidated financial statements. As at June 30, 2015 and December 31, 2014, an amount of $13 and $79, respectively, was payable to Altair and is included in Due to related parties, current in the accompanying consolidated balance sheets.

  Diana Shipping Inc. (“DSI”): On May 20, 2013, the Company, through its subsidiary Eluk Shipping Company Inc., entered into an unsecured loan agreement of up to $50,000 with Diana Shipping Inc., one of the Company's major shareholders, to be used to fund vessel acquisitions and for general corporate purposes. The loan is guaranteed by the Company and bears interest at a rate of Libor plus a margin of 5.0% per annum and a fee of 1.25% per annum (“back-end fee”) on any amounts repaid upon any repayment or voluntary prepayment dates. In August 2013, the full amount was drawn down under the loan agreement, and is included in Related party financing, non-current, in the accompanying consolidated balance sheets. The loan matures on August 20, 2017. For the six months ended June 30, 2015 and 2014, interest and back-end fee expense incurred under the loan agreement with DSI amounted to $1,615 and $1,610, respectively, and is included in Interest and finance costs in the accompanying unaudited interim consolidated statements of income. Accrued interest as of June 30, 2015 and December 31, 2014 amounted to $65 and $57, respectively, and is included in Due to related parties, current, while accrued back-end fee as of June 30, 2015 and December 31, 2014 amounted to $1,181 and $867, respectively, and is included in Related party financing, non-current, in the accompanying consolidated balance sheets.

  Diana Enterprises Inc. (“Diana Enterprises”): Diana Enterprises is a company controlled by the Company's CEO and Chairman and has entered into an agreement with DCI to provide brokerage services for a monthly fee of $121 until March 31, 2015, payable quarterly in advance. The agreement was renewed on April 1, 2015 for a further twelve months, with substantially similar fees and payment terms to the former agreement. For the six months ended June 30, 2015 and 2014, total brokerage fees, amounted to $726 and $725 respectively, and are included in General and administrative expenses in the accompanying unaudited interim consolidated statements of income. As at June 30, 2015 and December 31, 2014, there was no amount due from or due to Diana Enterprises.